Share-Based Payments - Schedule of restricted stock units arrangements (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs - Vested (in shares)	(135,842)	(88,244)	(79,560)
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs - January 1 (in shares)	615,360	442,322	385,280
Number of RSUs - Granted (in shares)	234,845	349,521	192,237
Number of RSUs - Vested (in shares)	(218,488)	(140,667)	(105,678)
Number of RSUs - Forfeited (in shares)	(47,064)	(35,816)	(29,517)
Number of RSUs - December 31 (in shares)	584,653	615,360	442,322
Weighted average Grant Date Fair Value - January 1 (in USD per share) | $ / shares	$ 403.29	$ 375.89	$ 387.20
Weighted average Grant Date Fair Value - Granted (in USD per share) | $ / shares	597.86	454.57	396.22
Weighted average Grant Date Fair Value - Vested (in USD per share) | $ / shares	433.33	344.68	353
Weighted average Grant Date Fair Value - Forfeited (in USD per share) | $ / shares	472.60	374.10	358.49
Weighted average Grant Date Fair Value - December 31 (in USD per share) | $ / shares	$ 499.68	$ 403.29	$ 375.89